Share-based Compensation - Schedule of Stock Options Activity (Details) - $ / shares		1 Months Ended
	Dec. 09, 2024	Dec. 31, 2024
Number of Shares
Granted (in shares)	975,409
Vested (in shares)		61,560
Exercised (in shares)		0
Forfeited (in shares)		0
Outstanding (in shares)		913,849
Exercisable (in shares)		0
Weighted Average Exercise Price
Granted (in usd per share)	$ 12.20
Vested (in usd per share)		$ 12.20
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Outstanding (in usd per share)		12.20
Exercisable (in usd per share)		0
Weighted Average Grant Date Fair Value (per share)
Granted (in usd per share)	$ 6.63
Vested (in usd per share)		6.63
Exercised (in usd per share)		0
Forfeited (in usd per share)		0
Outstanding (in usd per share)		6.63
Exercisable (in usd per share)		$ 0